Fair value measurements	12 Months Ended
Dec. 31, 2023
Fair value measurements
Fair value measurements
21	Fair value measurements

Assets and liabilities measured or disclosed at fair value

The Company’s non-financial long-lived assets, such as intangible assets and property and equipment, would be measured at fair value only if they were determined to be impaired. The Company uses a combination of valuation methodologies, including market approach based on the Company’s best estimate to determine the fair value of these non-financial assets. The Company measures non-recurring fair value measurements as of the observable transaction dates. The fair value (Level 2) was evaluated for certain property and equipment based on quoted prices for similar assets in markets that are not active.

The Company measures certain financial assets, including equity method investments and equity securities accounted for at fair value using measurement alternative at fair value on a non-recurring basis only if an impairment loss or upward valuation were to be recognized.

For the year ended December 31, 2022, assets measured at fair value are summarized below:

		Fair value measurement at December 31, 2022 using
			Significant
		Quoted prices in	other
	Total Fair	active markets	observable	Significant
	Value at	for identical	inputs	unobservable	Fair value
	December 31, 2022	assets (Level 1)	(Level 2)	inputs (Level 3)	adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement (i)	—	—	—	—	(6,726)
Property and equipment, net (ii)	10,991	—	10,991	—	(22,400)
Total assets measured at fair value	10,991	—	10,991	—	(29,126)

21	Fair value measurements (continued)

Assets and liabilities measured or disclosed at fair value (continued)

For the year ended December 31, 2023, assets measured at fair value are summarized below:

Fair value measurement at December 31, 2023 using
Significant
			Quoted prices in	other
	Total Fair		active markets	observable	Significant
	Value at		for identical	inputs	unobservable	Fair value
	December 31, 2023		assets (Level 1)	(Level 2)	inputs (Level 3)	adjustment
	RMB	USD	RMB	RMB	RMB	RMB
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement (i)	—	—	—	—	—	(8,505)
Total assets measured at fair value	—	—	—	—	—	(8,505)
(i)

When there is impairment of equity investments accounted for under the measurement alternative, the non-recurring fair value measurements are measured at the date of impairment. For the years ended December 31, 2022 and 2023, the Company recognized full impairment charges to reduce the carrying values of certain equity investments to nil due to the significant deterioration in the investees’ operational performance and financial position, liquidity concerns and/or substantial doubt regarding the investees’ ability to continue as a going concerns.

(ii)

The property and equipment impairment loss was a result of the “Going -Cloud” project undertaken, and was included in the consolidated statement of comprehensive loss for the year ended December 31, 2022. The Company’s “Going-Cloud” project is a transition to use cloud based servers for a portion of our infrastructure needs, whereas the Company completely operated and maintained self-owned servers previously. The property and equipment impaired in 2022 have been disposed in 2023.